Summary Prospectus and
Prospectus Supplement

June 17, 2025

Morgan Stanley ETF Trust

Supplement dated June 17, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025, as supplemented

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF (the "Fund")

Calvert Research and Management, the index provider for the Fund, updated the index methodology for the Calvert US Large-Cap Diversity Research Index (the "Index") on June 11, 2025. The updated index methodology will be implemented in connection with the reconstitution of the Index on June 20, 2025. The Fund will continue to use a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund's investment objective will remain unchanged and the Fund's principal investment strategies and principal risks will remain unchanged other than as discussed below.

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended as follows:

The fourth paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the "Calvert Principles") (a copy of which is included as an appendix to the Fund's prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. As described in the Index rules and methodology (available on the Calvert website), and as determined by Calvert Research and Management ("Calvert"), Index components must meet certain criteria relating to leadership in talent management practices, which may be evidenced by a diverse workforce or an equal and inclusive work culture, or demonstrate significant improvements in talent management practices. More specifically, the following factors related to leadership in talent management practices are considered: (i) workforce representation (a gender-balanced workforce among its board members, executives, senior and middle management, and employees; ethnically diverse board members and, where available, executives and management; and representation of board members on age and cultural background); (ii) career advancement (career opportunities, pipeline ratio, internal mobility and promotion); (iii) pay and compensation (employee compensation and benefits, living wage and pay gap); (iv) work life balance (family support and flexible working); and (v) corporate culture and inclusion.

The first sentence of the sixth paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

Stocks are weighted in the Index based on their float-adjusted market capitalization tilted towards companies with better talent management practices, subject to certain prescribed limits.

The sections of the Summary Prospectus titled "Principal Risks—Responsible Investing" and the Prospectus titled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Risks—Responsible Investing" are hereby deleted in their entirety and replaced with the following:

Responsible Investing. Investing primarily in responsible investments, such as the companies which meet the Index's criteria relating to leadership in talent management practices or which demonstrate significant improvements in talent management practices, carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments, and may impact the Fund's relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment's ESG and/or talent management performance, or Calvert's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund's responsible investment criteria. In evaluating an investment, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and/or talent management factors relevant to a particular investment.

The fourth footnote of the "Average Annual Total Returns" table in the sections of the Summary Prospectus titled "Performance Information" and in the Prospectus titled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Performance Information" is hereby deleted in its entirety and replaced with the following:

The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, or demonstrate significant improvements in talent management practices. It is not possible to invest directly in an index.

The second and third paragraphs of the section of the Prospectus titled "Details of the Funds—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Process" are hereby deleted in their entirety and replaced with the following:

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the "Calvert Principles") (a copy of which is included as an appendix to the Fund's prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. As described in the Index rules and methodology (available on the Calvert website), and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, which may be evidenced by a diverse workforce or an equal and inclusive work culture, or demonstrate significant improvements in talent management practices. More specifically, the following factors related to leadership in talent management practices are considered: (i) workforce representation (a gender-balanced workforce among its board members, executives, senior and middle management, and employees; ethnically diverse board members and, where available, executives and management; and representation of board members on age and cultural background); (ii) career advancement (career opportunities, pipeline ratio, internal mobility and promotion); (iii) pay and compensation (employee compensation and benefits, living wage and pay gap); (iv) work life balance (family support and flexible working); and (v) corporate culture and inclusion.

The first sentence of the fifth paragraph of the section of the Prospectus titled "Details of the Funds—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Process" is hereby deleted in its entirety and replaced with the following:

Stocks are weighted in the Index based on their float-adjusted market capitalization tilted towards companies with better talent management practices, subject to certain prescribed limits.

The section of the Prospectus titled "Additional Information About Fund Investment Strategies and Related Risks—Responsible Investing" is hereby deleted in its entirety and replaced with the following:

Responsible Investing

Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of the respective Index's investment criteria may affect the Fund's exposure to certain sectors or types of investments, and may impact the Fund's relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment's ESG or talent management performance, or Calvert's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund's responsible investment criteria. In evaluating an investment, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG or talent management factors relevant to a particular investment. The Fund is also subject to the risk that the companies identified by the index provider do not operate as expected when addressing ESG or talent management issues. Additionally, the index provider's proprietary valuation model may not perform as intended, which may adversely affect an investment in the Fund. Regulatory changes or interpretations regarding the definitions and/or use of ESG or talent management criteria could have a material adverse effect on the Fund's ability to invest in accordance with its ESG strategy. Socially responsible norms differ by country and region, and a company's ESG or talent management practices or the Adviser's assessment of such may change over time and there is a risk that the Adviser may incorrectly assess a company's ESG or talent management practices. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Please retain this supplement for future reference.

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